Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares
Numerator:
Net loss attributable to stockholders (in Yen and Dollars)	¥ (1,974,536)	$ (12,534)	¥ (1,965,491)	¥ (1,109,468)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic	14,359,123	14,359,123	6,771,025	6,000,000
Basic (in Yen per share and Dollars per share) | (per share)	¥ (137.51)	$ (0.87)	¥ (290.28)	¥ (184.91)